Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 30 June 2023 and 31 December 2022, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	30 June 2023	31 December 2022

Income tax and social contribution	11 322	11 586
Value-added and excise taxes	5 576	4 965
Other taxes	923	854
	17 821	17 405